Related-party Transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]
Note 25.	Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship

Viewsil Microelectronics (Kunshan) Limited (Viewsil)	Equity method investee of the Company
Viewsil Technology Limited (VST)	The subsidiary of Viewsil
Emza Visual Sense Ltd. (Emza)	Equity method investee of the Company, becoming as a subsidiary of the Company from June 28, 2018

(b)	Significant transactions with related parties

(i)	Purchases and accounts payable

Purchases of raw materials and components from VST were $522 thousand for the year ended December 31, 2017. As of December 31, 2017, the related payable resulting from the aforementioned transaction was nil.

The purchase prices and payment terms to related party were incomparable to that from third parties due to no similar transaction.

(ii)	The Company made an interest-free loan to VST and Emza for their short-term funding needs. The information is summarized as follows:

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)

VST	$7,150	2,750	2,780
Emza	-	500	-
	$7,150	3,250	2,780

The loan is repayable on demand and the Company expects it will be repaid in full during 2019. The Company may consider providing further future loans to VST.

(iii)	In 2017 and 2018, Viewsil provided technical service on new source driver chip and integrated circuit module for the Company’s research activities for a fee of $2,200 thousand and $2,200 thousand, respectively, which was charged to research and development expense. As of December 31, 2017 and 2018, the related payables resulting from the aforementioned transactions were $2,200 thousand and $2,200 thousand, respectively.

(iv)	In 2018, the Company purchased mask from VST
for the Company’s research activities for a fee of
$1,597 thousand. As of December 31, 2018, the related payables resulting from the aforementioned transactions were $1,597 thousand.

(c)	Compensation of key management personnel

For the years ended December 31, 2017 and 2018, the aggregate cash compensation that the Company paid to the independent directors was both $135 thousand. The aggregate share-based compensation that the Company paid to the independent directors was nil.

The compensation to key management personnel for the years ended December 31, 2017 and 2018 were as follows:

	Year ended December 31,
	2017	2018
	(in thousands)
Short-term employee benefits	$829	855
Post-employment benefits	7	7
Share-based compensation	226	41
	$1,062	903